Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Breakdown and changes in intangible assets:

	Consolidated
Description	Weighted average rate (p.a.)	December 31, 2019	Acquisitions	Disposals/write-offs	December 31, 2020

Cost
Goodwill for expected future profitability (a)	—	753,502	57,446	—	810,948
Airport operating license (b)	—	82,196	—	—	82,196
Software	—	489,904	109,587	(6,157)	593,334
		1,325,602	167,033	(6,157)	1,486,478
Amortization
Software	16%	(238,118)	(78,151)	59	(316,210)
		(238,118)	(78,151)	59	(316,210)

Total intangible assets, net		1,087,484	88,882	(6,098)	1,170,268

	Consolidated
Description	Weighted average rate (p.a.)	December 31, 2018	Additions	Disposals/write-offs	December 31, 2019

Cost
Goodwill for expected future profitability (a)	—	753,502	—	—	753,502
Airport operating license (b)	—	82,196	—	—	82,196
Software	—	357,457	132,447	—	489,904
		1,193,155	132,447	—	1,325,602

Amortization
Software	17%	(176,599)	(61,519)	—	(238,118)
		(176,599)	(61,519)	—	(238,118)

Total intangible assets, net		1,016,556	70,928	—	1,087,484

(a)
Goodwill for expected future profitability arises from the acquisition of Tudo Azul S.A. in 2012 and Azul Conecta in 2020. The amount of R$810,948 refers to the consideration transferred, less the fair value of assets acquired and liabilities assumed, net.

(b)	As part of the allocation of the purchase price for the acquisition of Tudo Azul S.A., the Company recognized the value of operating licenses for certain airports and has an indefinite useful life.
15.1    Impairment of intangible without a finite useful life
As at December 31, 2020, the Company performed annual impairment tests, through the discounted cash flow of the cash-generating unit. As disclosed in Note 4.12, the Company operates only a single cash-generating unit.
The assumptions used in the impairment tests of goodwill and other intangible assets are consistent with the Company's operating plans and internal projections, prepared for a period of five years. After this period, a perpetuity rate of growth of operating projections is assumed. Assumptions and projections are revised and approved by management. The discounted cash flow that determined the value in use of the cash-generating unit was prepared according to the Company's business plan approved by the Board of Directors on December 10, 2020.
The following assumptions were considered:
•Fleet and capacity: plan for operational fleet, utilization and capacity of aircraft in each route;
•Passenger revenue: historical revenue per seat per kilometer flown with growth in line with the Company's business plan;
•Operating costs: specific performance indicators by cost line, in line with the Company's business plan, as well as macroeconomic assumptions; and
•Investment needs: aligned with the Company’s business plan.
The macroeconomic assumptions commonly adopted include the Gross Domestic Product (“GDP”), and projections of the U.S. dollar, both obtained from the Focus Report issued by the Central Bank of Brazil, in addition to future kerosene barrel prices and interest rates, obtained from specific Bloomberg disclosures.
The result of the impairment test showed that the estimated recoverable amount is greater than the carrying amount allocated to the cash-generating unit and, therefore no adjustment of the recoverable amount to be recorded at December 31, 2020 was identified.
15.2    Sensitivity analysis of the impairment test of intangible assets without a finite useful life

	December 31,
	2020		2019
	Goodwill for expected future profitability	Airport operating license	Goodwill for expected future profitability	Airport operating license

Carrying amount	810,948	82,196	753,502	82,196
Carrying amount – CGU	6,410,447	—	9,553,643	—
Value in use	32,227,871	1,726,007	34,595,386	3,219,401

Pre-tax discount rate	10.3%	8.5%	8.8%	9.8%
Growth rate in perpetuity	3.0%	3.0%	3.4%	3.4%